Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,376
Ending balance	1,629	$ 1,376
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,960	2,547
Additions	1,021	359
Disposals and scrapping	(675)
Exchange difference	50	54
Ending balance	3,356	2,960
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,584)	(1,007)
Disposals and scrapping	675
Exchange difference	(44)	(25)
Depreciation charge	(774)	(552)
Ending balance	(1,727)	(1,584)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	324
Ending balance	384	324
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	533	514
Additions	224	17
Disposals and scrapping	(13)
Exchange difference	2	2
Ending balance	746	533
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(209)	(126)
Disposals and scrapping	13
Exchange difference	(4)	(1)
Depreciation charge	(162)	(82)
Ending balance	(362)	(209)
Laboratory equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	578
Ending balance	408	578
Laboratory equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,111	939
Additions	30	131
Disposals and scrapping	(178)
Exchange difference	39	41
Ending balance	1,002	1,111
Laboratory equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(533)	(310)
Disposals and scrapping	178
Exchange difference	(32)	(19)
Depreciation charge	(207)	(204)
Ending balance	(594)	(533)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	301
Ending balance	214	301
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	698	597
Additions	84	93
Disposals and scrapping	(117)
Exchange difference	6	8
Ending balance	671	698
Office equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(397)	(245)
Disposals and scrapping	117
Exchange difference	(4)	(3)
Depreciation charge	(173)	(149)
Ending balance	(457)	(397)
Hardware
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	173
Ending balance	556	173
Hardware | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	618	497
Additions	616	118
Disposals and scrapping	(367)
Exchange difference	3	3
Ending balance	870	618
Hardware | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(445)	(326)
Disposals and scrapping	367
Exchange difference	(4)	(2)
Depreciation charge	(232)	(117)
Ending balance	(314)	(445)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0
Ending balance	67	0
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Additions	67	0
Disposals and scrapping	0
Exchange difference	0	0
Ending balance	67	0
Construction in progress | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals and scrapping	0
Exchange difference	0	0
Depreciation charge	0	0
Ending balance	$ 0	$ 0